ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule Of Accrued Expenses And Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accrued expenses and other current liabilities
Employee payroll and welfare payables		$ 2,800	$ 4,700
Written put option	[1]		7,000
Other tax payable		7,013	6,335
Accrued professional, marketing and leasing fees		3,965	4,983
Other payables		5,902	6,270
Accrued advertising sales rebate		101	443
Total		$ 19,781	$ 29,731

[1]	In December 2014, the Company wrote an option which allows Effective Space Solution (“ESS”), an equity method investee, to require an additional investment of $7,000 from the Company if the aggregate amount of pre-sale letters received by ESS from its potential clients exceeded $10,000 during the next 3 years. Such written put option was recorded based on its fair value as of December 31, 2014 and 2015. During the year ended December 31, 2015, the Company determined that its investment in ESS was fully impaired and recorded an OTTI. The Company further determined that the fair value of the written option as of December 31, 2015 approximated the amount paid by the Company in 2016 to exercise the put option given that the underlying investment was valued at $nil. In April 2016, ESS exercised the option and the Company further settled its option obligation with ESS.